Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.8%
Apparel — 3.1%
LVMH Moet Hennessy Louis Vuitton S.E.	923	$847,230
NIKE, Inc., Class B	9,766	1,197,702
		2,044,932
Auto Parts & Equipment — 1.9%
Aptiv PLC*	11,236	1,260,567
Beverages — 1.3%
PepsiCo, Inc.	4,854	884,884
Chemicals — 1.1%
The Sherwin-Williams Co.	3,222	724,209
Commercial Services — 4.3%
Equifax, Inc.	3,889	788,845
Gartner, Inc.*	2,302	749,923
Moody's Corp.	2,923	894,496
Verisk Analytics, Inc.	2,070	397,150
		2,830,414
Computers — 9.5%
Accenture PLC, Class A	9,024	2,579,149
Apple, Inc.	22,912	3,778,189
		6,357,338
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	8,221	617,808
The Estee Lauder Cos., Inc., Class A	2,820	695,017
		1,312,825
Diversified Financial Services — 6.3%
Mastercard, Inc., Class A	2,236	812,585
The Charles Schwab Corp.	12,294	643,960
Visa, Inc., Class A	12,060	2,719,047
		4,175,592
Electric — 1.4%
Xcel Energy, Inc.	13,973	942,339
Electrical Components & Equipment — 0.6%
Schneider Electric S.E.	2,354	393,410
Electronics — 7.5%
Agilent Technologies, Inc.	7,608	1,052,491
Amphenol Corp., Class A	20,654	1,687,845
Fortive Corp.	18,967	1,292,980
TE Connectivity Ltd.	7,432	974,707
		5,008,023
Food — 1.5%
McCormick & Co., Inc.	12,084	1,005,510
Healthcare Products — 8.4%
Abbott Laboratories	5,800	587,308
Boston Scientific Corp.*	30,602	1,531,018
Danaher Corp.	3,218	811,065
STERIS PLC	5,974	1,142,707
Stryker Corp.	1,946	555,524
	Number of Shares	Value†

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	1,689	$973,489
		5,601,111
Healthcare Services — 2.0%
ICON PLC*	6,221	1,328,743
Household Products & Wares — 3.1%
Church & Dwight Co., Inc.	23,356	2,064,904
Insurance — 3.7%
Aon PLC, Class A	5,248	1,654,642
Marsh & McLennan Cos., Inc.	4,743	789,946
		2,444,588
Internet — 8.0%
Alphabet, Inc., Class A*	43,752	4,538,395
Tencent Holdings Ltd.	16,700	816,118
		5,354,513
Machinery — Diversified — 1.3%
Otis Worldwide Corp.	10,239	864,171
Pharmaceuticals — 2.0%
Becton Dickinson & Co.	3,944	976,298
The Cigna Group.	1,487	379,973
		1,356,271
Private Equity — 0.4%
Blackstone, Inc.	2,990	262,642
Retail — 4.0%
Ross Stores, Inc.	10,798	1,145,992
Starbucks Corp.	6,879	716,310
The TJX Cos., Inc.	10,562	827,638
		2,689,940
Semiconductors — 4.0%
Analog Devices, Inc.	6,489	1,279,761
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,845	822,762
Texas Instruments, Inc.	3,044	566,214
		2,668,737
Software — 19.0%
Adobe, Inc.*	3,979	1,533,387
Black Knight, Inc.*	15,063	867,026
Electronic Arts, Inc.	9,327	1,123,437
Fiserv, Inc.*	11,818	1,335,789
Microsoft Corp.	27,162	7,830,805
		12,690,444
Transportation — 1.4%
Canadian Pacific Railway Ltd.	11,799	907,815
TOTAL COMMON STOCKS (Cost $48,140,938)		65,173,922

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Diversified — 1.8%
American Tower Corp. (Cost $1,277,760)	5,784	$1,181,903

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $444,176)	444,176	444,176
TOTAL INVESTMENTS — 100.3% (Cost $49,862,874)		$66,800,001
Other Assets & Liabilities — (0.3)%		(169,196)
TOTAL NET ASSETS — 100.0%		$66,630,805

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2023††
United States	87%
Ireland	8
France	2
Canada	1
Taiwan	1
China	1
Total	100%
††	% of total investments as of March 31, 2023.
2